BONDS AND SECURITIES AT AMORTIZED COST (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bonds And Securities At Amortized Cost
Financial instruments pledged as collateral, classified as financial assets at amortized cost	R$ 43,616,767	R$ 38,224,516